4. DERIVATIVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Commodity contracts [Member] Non Designated Derivative Instruments [Member] Cost of goods sold [Member]	Sep. 30, 2011 Commodity contracts [Member] Non Designated Derivative Instruments [Member] Cost of goods sold [Member]
Classification and amounts of the Company's derivatives not designated as hedging instruments
Realized Gains (Losses)			$ 277	$ 460
Unrealized Gains	$ (96)	$ (1,049)	$ (479)	$ (126)